Condensed Financial Information of the Parent Company (Details) - Schedule of condensed statements of comprehensive income - JAYUD GLOBAL LOGISTICS LIMITED [Member]	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating income:
Share of income from subsidiaries	¥ 3,888,723	$ 558,356	¥ 10,305,308	¥ 3,062,437
Total operating income	3,888,723	558,356	10,305,308	3,062,437
Income before income tax expense	3,888,723	558,356	10,305,308	3,062,437
Income tax expense
Net income	3,888,723	558,356	10,305,308	3,062,437
Other comprehensive income	(200,146)	(28,738)	10,158	11,615
Total comprehensive income	¥ 3,688,577	$ 529,618	¥ 10,315,466	¥ 3,074,052